UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 10.6%
Auto Components 0.2%
Magna International, Inc. "A"	72,900	3,079,296
Automobiles 0.1%
Honda Motor Co., Ltd. (ADR)	61,500	1,683,255
Distributors 0.1%
Genuine Parts Co.	70,700	2,372,692
Diversified Consumer Services 0.1%
Capella Education Co.* (a)	18,000	1,079,100
Hotels Restaurants & Leisure 1.8%
Ctrip.com International Ltd. (ADR)*	81,700	3,782,710
McDonald's Corp.	434,340	24,970,207

Yum! Brands, Inc.	227,500	7,584,850

		36,337,767
Household Durables 0.7%
Garmin Ltd. (a)	317,300	7,558,086
Leggett & Platt, Inc. (a)	334,900	5,100,527
Ryland Group, Inc.	49,800	834,648

		13,493,261
Internet & Catalog Retail 0.4%
Amazon.com, Inc.* (a)	101,600	8,499,856
Media 3.4%
Comcast Corp. "A"	1,950,100	28,256,949
Comcast Corp., Special "A" (a)	469,400	6,618,540
DISH Network Corp. "A"*	213,900	3,467,319
The DIRECTV Group, Inc.* (a)	254,200	6,281,282
Time Warner Cable, Inc.	211,095	6,685,379
Time Warner, Inc. (a)	697,032	17,558,236

		68,867,705
Multiline Retail 0.5%
Macy's, Inc. (a)	892,900	10,500,504
Specialty Retail 2.9%
Children's Place Retail Stores, Inc.* (a)	59,400	1,569,942
Gymboree Corp.*	78,500	2,785,180
RadioShack Corp. (a)	572,300	7,989,308
Rent-A-Center, Inc.*	126,200	2,250,146
Ross Stores, Inc. (a)	205,400	7,928,440
The Gap, Inc. (a)	636,600	10,440,240
TJX Companies, Inc. (a)	746,400	23,481,744
Tractor Supply Co.*	41,100	1,698,252

		58,143,252
Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc.	308,200	3,306,986
Quiksilver, Inc.*	273,100	505,235
Under Armour, Inc. "A"* (a)	67,400	1,508,412
Wolverine World Wide, Inc.	78,600	1,733,916

		7,054,549
Consumer Staples 10.7%
Food & Staples Retailing 3.2%
Kroger Co. (a)	1,047,000	23,086,350
Sysco Corp.	161,300	3,626,024
Wal-Mart Stores, Inc.	766,700	37,138,948

		63,851,322
Food Products 2.9%
Archer-Daniels-Midland Co. (a)	1,322,500	35,403,325
Bunge Ltd. (a)	281,100	16,936,275
Chiquita Brands International, Inc.* (a)	117,200	1,202,472
Darling International, Inc.*	195,300	1,288,980
Fresh Del Monte Produce, Inc.*	189,900	3,087,774

		57,918,826
Household Products 1.9%
Church & Dwight Co., Inc.	36,600	1,987,746
Colgate-Palmolive Co. (a)	517,100	36,579,654

		38,567,400
Personal Products 0.3%
Herbalife Ltd.	194,500	6,134,530

Tobacco 2.4%
Altria Group, Inc.	885,640	14,515,640
Lorillard, Inc.	145,100	9,833,427
Philip Morris International, Inc.	525,000	22,900,500

		47,249,567
Energy 10.7%
Energy Equipment & Services 0.6%
Exterran Holdings, Inc.*	58,300	935,132
Helix Energy Solutions Group, Inc.*	128,000	1,391,360
Noble Corp.	263,400	7,967,850
Oil States International, Inc.*	57,900	1,401,759

		11,696,101
Oil, Gas & Consumable Fuels 10.1%
Alpha Natural Resources, Inc.* (a)	226,800	5,958,036
Apache Corp.	231,300	16,688,295
Cimarex Energy Co. (a)	339,200	9,612,928
ConocoPhillips	940,300	39,549,018
Encore Acquisition Co.* (a)	302,200	9,322,870
EXCO Resources, Inc.* (a)	111,400	1,439,288
ExxonMobil Corp.	340,878	23,830,781
Frontline Ltd. (a)	234,400	5,709,984
Mariner Energy, Inc.*	458,800	5,390,900
McMoRan Exploration Co.* (a)	386,600	2,304,136
Murphy Oil Corp. (a)	336,100	18,256,952
Occidental Petroleum Corp. (a)	652,100	42,914,701
Overseas Shipholding Group, Inc.	58,400	1,987,936
Plains All American Pipeline LP	35,900	1,527,545
Tesoro Corp. (a)	239,100	3,043,743
Valero Energy Corp.	652,300	11,017,347
W&T Offshore, Inc. (a)	328,500	3,199,590

		201,754,050
Financials 11.7%
Capital Markets 1.1%
Bank of New York Mellon Corp.	445,700	13,063,467
Morgan Stanley	193,000	5,502,430
The Goldman Sachs Group, Inc.	24,800	3,656,512

		22,222,409
Commercial Banks 1.1%
Barclays PLC (ADR) (a)	96,700	1,783,148
Comerica, Inc.	80,600	1,704,690
KeyCorp	294,700	1,544,228
Marshall & Ilsley Corp. (a)	812,200	3,898,560
PNC Financial Services Group, Inc.	68,700	2,666,247
Regions Financial Corp. (a)	1,901,700	7,682,868
Zions Bancorp. (a)	213,000	2,462,280

		21,742,021
Consumer Finance 0.1%
Capital One Financial Corp. (a)	130,500	2,855,340
Diversified Financial Services 5.1%
Bank of America Corp.	2,966,700	39,160,440
Citigroup, Inc. (a)	3,873,100	11,503,107
JPMorgan Chase & Co.	1,460,200	49,807,422

PHH Corp.*	102,700	1,867,086

		102,338,055
Insurance 3.5%
ACE Ltd.	682,400	30,182,552
Allied World Assurance Co. Holdings Ltd.	85,100	3,474,633
Arch Capital Group Ltd.*	52,300	3,063,734
Berkshire Hathaway, Inc. "B"* (a)	6,400	18,532,672
Everest Re Group Ltd.	32,100	2,297,397
First American Corp.	96,700	2,505,497
Old Republic International Corp.	227,900	2,244,815
The Travelers Companies, Inc.	142,300	5,839,992
XL Capital Ltd. "A" (a)	103,800	1,189,548

		69,330,840
Real Estate Investment Trusts 0.7%
Essex Property Trust, Inc. (REIT) (a)	27,700	1,723,771
Franklin Street Properties Corp. (REIT) (a)	208,900	2,767,925
ProLogis (REIT)	98,300	792,298
Public Storage (REIT) (a)	24,200	1,584,616
Rayonier, Inc. (REIT)	78,700	2,860,745
Simon Property Group, Inc. (REIT) (a)	35,606	1,831,216
Walter Investment Management Corp. (REIT)*	120,074	1,594,583

		13,155,154
Real Estate Management & Development 0.1%
The St. Joe Co.* (a)	50,800	1,345,692
Health Care 15.0%
Biotechnology 1.8%
Gilead Sciences, Inc.* (a)	660,900	30,956,556
Myriad Genetics, Inc.*	83,300	2,969,645
Myriad Pharmaceuticals, Inc.*	20,825	96,836
PDL BioPharma, Inc.	291,600	2,303,640

		36,326,677
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	249,000	13,187,040
Becton, Dickinson & Co.	165,100	11,773,281
Covidien PLC	112,500	4,212,000

		29,172,321
Health Care Providers & Services 6.0%
Aetna, Inc.	1,341,000	33,592,050
AmerisourceBergen Corp.	112,400	1,993,976
Coventry Health Care, Inc.*	305,200	5,710,292
Emergency Medical Services Corp. "A"*	21,700	798,994
Express Scripts, Inc.* (a)	493,600	33,935,000
Humana, Inc.*	78,000	2,516,280
Kindred Healthcare, Inc.*	158,000	1,954,460
Magellan Health Services, Inc.*	66,300	2,175,966
McKesson Corp.	300,000	13,200,000
Medco Health Solutions, Inc.* (a)	507,400	23,142,514
Universal Health Services, Inc. "B"	34,500	1,685,325

		120,704,857
Pharmaceuticals 5.7%
Abbott Laboratories	378,900	17,823,456
Eli Lilly & Co. (a)	947,400	32,817,936
Johnson & Johnson	248,400	14,109,120

Merck & Co., Inc. (a)	60,800	1,699,968
Pfizer, Inc. (a)	2,697,700	40,465,500
Watson Pharmaceuticals, Inc.* (a)	206,400	6,953,616

		113,869,596
Industrials 11.8%
Aerospace & Defense 5.8%
Alliant Techsystems, Inc.*	39,400	3,244,984
General Dynamics Corp. (a)	316,800	17,547,552
Goodrich Corp.	342,200	17,099,734
Honeywell International, Inc.	149,620	4,698,068
L-3 Communications Holdings, Inc. (a)	125,800	8,728,004
Lockheed Martin Corp.	347,400	28,017,810
Northrop Grumman Corp.	530,400	24,228,672
Raytheon Co. (a)	252,700	11,227,461

		114,792,285
Air Freight & Logistics 0.4%
United Parcel Service, Inc. "B" (a)	179,000	8,948,210
Commercial Services & Supplies 0.4%
R.R. Donnelley & Sons Co.	179,500	2,085,790
The Brink's Co. (a)	197,600	5,736,328

		7,822,118
Construction & Engineering 1.3%
EMCOR Group, Inc.*	348,300	7,007,796
Fluor Corp. (a)	259,100	13,289,239
Foster Wheeler AG*	149,000	3,538,750
Tutor Perini Corp.* (a)	142,600	2,475,536

		26,311,321
Electrical Equipment 0.5%
GrafTech International Ltd.*	917,600	10,378,056
GT Solar International, Inc.* (a)	65,300	347,396

		10,725,452
Machinery 1.7%
AGCO Corp.* (a)	164,900	4,793,643
CNH Global NV* (a)	45,700	641,628
Cummins, Inc.	116,000	4,084,360
Dover Corp. (a)	47,500	1,571,775
Flowserve Corp.	138,200	9,647,742
Gardner Denver, Inc.*	32,000	805,440
Oshkosh Corp.	71,700	1,042,518
Parker Hannifin Corp. (a)	251,600	10,808,736
Trinity Industries, Inc.	68,200	928,884

		34,324,726
Professional Services 0.7%
Manpower, Inc.	331,600	14,039,944
Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	30,700	2,257,678
Norfolk Southern Corp.	57,400	2,162,258
Ryder System, Inc.	478,600	13,362,512
Werner Enterprises, Inc.	66,200	1,199,544

		18,981,992

Information Technology 18.3%
Communications Equipment 2.0%
Cisco Systems, Inc.*	402,100	7,495,144
QUALCOMM, Inc.	732,200	33,095,440

		40,590,584
Computers & Peripherals 6.3%
Apple, Inc.*	206,500	29,411,795
International Business Machines Corp. (a)	456,130	47,629,094
Lexmark International, Inc. "A"* (a)	92,800	1,470,880
QLogic Corp.*	809,700	10,266,996
Seagate Technology	505,600	5,288,576
Western Digital Corp.*	1,164,500	30,859,250

		124,926,591
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc.*	129,600	2,752,704
Avnet, Inc.*	244,100	5,133,423
Dolby Laboratories, Inc. "A"* (a)	48,600	1,811,808
Flextronics International Ltd.*	342,800	1,408,908
Ingram Micro, Inc. "A"*	119,700	2,094,750
Jabil Circuit, Inc.	819,300	6,079,206

		19,280,799
Internet Software & Services 1.9%
Google, Inc. "A"* (a)	75,040	31,636,114
MercadoLibre, Inc.* (a)	77,800	2,091,264
VeriSign, Inc.*	200,700	3,708,936

		37,436,314
IT Services 3.0%
Accenture Ltd. "A"	606,300	20,286,798
Automatic Data Processing, Inc.	524,400	18,584,736
Broadridge Financial Solutions, Inc.	86,800	1,439,144
Computer Sciences Corp.* (a)	402,700	17,839,610
SAIC, Inc.*	115,300	2,138,815

		60,289,103
Software 4.1%
BMC Software, Inc.*	98,000	3,311,420
Check Point Software Technologies Ltd.* (a)	190,400	4,468,688
Microsoft Corp.	2,667,740	63,412,180
Shanda Interactive Entertainment Ltd. (ADR)* (a)	43,500	2,274,615
Symantec Corp.* (a)	364,520	5,671,931
VMware, Inc. "A"* (a)	104,900	2,860,623

		81,999,457
Materials 4.4%
Chemicals 1.7%
Ashland, Inc.	394,000	11,051,700
Dow Chemical Co. (a)	140,500	2,267,670
Terra Industries, Inc.	811,200	19,647,264

		32,966,634
Metals & Mining 2.0%
Cliffs Natural Resources, Inc.	909,400	22,253,018
Gold Fields Ltd. (ADR) (a)	1,006,800	12,131,940
Walter Energy, Inc.	171,600	6,218,784

		40,603,742
Paper & Forest Products 0.7%
International Paper Co.	939,500	14,214,635

Telecommunication Services 3.5%
Diversified Telecommunication Services 3.3%
AT&T, Inc. (a)	877,880	21,806,539
Chunghwa Telecom Co., Ltd. (ADR)	243,700	4,832,571
Tele Norte Leste Participacoes SA (ADR) (Preferred)	147,700	2,196,299
Verizon Communications, Inc. (a)	1,204,000	36,998,920

		65,834,329
Wireless Telecommunication Services 0.2%
Mobile TeleSystems (ADR)	115,600	4,269,108
Utilities 2.5%
Electric Utilities 0.9%
Duke Energy Corp.	109,400	1,596,146
Edison International	334,700	10,529,662
Exelon Corp.	36,800	1,884,528
Pepco Holdings, Inc.	107,800	1,448,832
Southern Co.	81,400	2,536,424

		17,995,592
Gas Utilities 0.2%
Atmos Energy Corp.	34,300	858,872
ONEOK, Inc.	137,500	4,054,875

		4,913,747
Independent Power Producers & Energy Traders 0.7%
AES Corp.*	967,000	11,226,870
Mirant Corp.* (a)	130,700	2,057,218

		13,284,088
Multi-Utilities 0.7%
Dominion Resources, Inc.	160,000	5,347,200
NiSource, Inc.	539,200	6,287,072
Sempra Energy	56,500	2,804,094

		14,438,366

Total Common Stocks (Cost $2,109,655,040)		1,980,335,132
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.15% **, 9/17/2009 (b) (Cost $6,351,807)	6,354,000	6,351,497
	Shares	Value ($)

Securities Lending Collateral 26.7%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $532,664,477)	532,664,477	532,664,477
Cash Equivalents 0.5%
Cash Management QP Trust, 0.27% (c) (Cost $11,140,037)	11,140,037	11,140,037

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,659,811,361) †				126.7	2,530,491,143
Other Assets and Liabilities, Net				(26.7)	(533,778,712)

Net Assets				100.0	1,996,712,431

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,681,425,322. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $150,934,179. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $130,344,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $281,278,237.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $512,526,696 which is 25.7% of net assets.
(b)				At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At June 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	9/18/2009	294	13,826,655	13,457,850	(368,805)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)	$ 1,980,335,132	$ -	$ -	$ 1,980,335,132
Short-Term Investments(e)	532,664,477	17,491,534	-	550,156,011
Total	$ 2,512,999,609	$ 17,491,534	$ -	$ 2,530,491,143

Liabilities
Derivatives(f)	(368,805)	-	-	(368,805)
Total	$ (368,805)	$ -	$ -	$ (368,805)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (368,805)

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009